FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04450
                                   ---------

                  FRANKLIN TEMPLETON GLOBAL TRUST
                  -------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -----------------------------------------------
        (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end: 10/31
                         -----

Date of reporting period:  7/31/06
                           -------



Item 1. Schedule of Investments.


Franklin Templeton Global Trust

QUARTERLY STATEMENT OF INVESTMENTS
JULY 31, 2006

--------------------------------------------------------------------------------

CONTENTS

Franklin Templeton Hard Currency Fund ......................................   3

Notes to Statement of Investments ..........................................   4




                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                    FRANKLIN  o  Templeton  o  Mutual Series


                                          Quarterly Statement of Investments | 1

                       This page intentionally left blank.

Franklin Templeton Global Trust

STATEMENT OF INVESTMENTS, JULY 31, 2006 (UNAUDITED)

---------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON HARD CURRENCY FUND                                PRINCIPAL AMOUNT b       VALUE
---------------------------------------------------------------------------------------------------------
  FOREIGN GOVERNMENT AND AGENCY SECURITIES 38.6%
a Canada Treasury Bills, 8/24/06 - 3/22/07 .........................      33,320,000 CAD    $  28,992,672
a Denmark Treasury Bills, 11/01/06 - 2/01/07 .......................      59,200,000 DKK       10,014,932
  European Investment Bank, 3.00%, 9/20/06 .........................   1,500,000,000 JPY       13,129,995
a French Treasury Bill, 9/14/06 ....................................       4,900,000 EUR        6,236,376
a German Treasury Bill, 8/16/06 ....................................       5,000,000 EUR        6,377,179
  Government of Spain, 3.10%, 9/20/06 ..............................     325,000,000 JPY        2,846,709
a Government of Sweden, Strip, 9/20/06 - 3/21/07 ...................     125,605,000 SEK       17,229,030
a Netherlands Treasury Bill, 9/29/06 ...............................         800,000 EUR        1,016,324
a Norwegian Treasury Bills, 12/20/06 - 6/20/07 .....................      77,740,000 NOK       12,284,944
a Singapore Treasury Bill, 11/30/06 ................................      31,270,000 SGD       19,561,437
a Spain Letras Del Tesoro, Strip, 10/20/06 .........................       4,000,000 EUR        5,076,206
a Sweden Treasury Bill, 6/20/07 ....................................      60,990,000 SEK        8,237,170
                                                                                            -------------
  TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $127,286,173)                          131,002,974
                                                                                            -------------
  U.S. GOVERNMENT AND AGENCY SECURITIES 70.5%
a Federal Farm Credit Bank, 8/01/06 ................................      49,795,000           49,788,015
a Federal Home Loan Bank, 8/09/06 ..................................      35,000,000           34,959,820
a U.S. Treasury Bills, 8/10/06 - 10/19/06 ..........................     155,290,000          154,183,795
                                                                                            -------------
  TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $238,905,072) ..                          238,931,630
                                                                                            -------------
  TOTAL INVESTMENTS (COST $366,191,245) 109.1% .....................                          369,934,604
  NET UNREALIZED GAIN ON FORWARD EXCHANGE CONTRACTS 0.4% ...........                            1,212,412
  OTHER ASSETS, LESS LIABILITIES (9.5)% ............................                          (32,156,154)
                                                                                            -------------
  NET ASSETS 100.0% ................................................                        $ 338,990,862
                                                                                            =============

CURRENCY ABBREVIATIONS

CAD   -   Canadian Dollar
DKK   -   Danish Krone
EUR   -   Euro
JPY   -   Japanese Yen
NOK   -   Norwegian Krone
SEK   -   Swedish Krona
SGD   -   Singapore Dollar

a     The security is traded on a discount basis with no stated coupon rate.

b     The principal amount is stated in U.S. dollars unless otherwise indicated.


                                          Quarterly Statement of Investments |
                                      See Notes to Statement of Investments. | 3

Franklin Templeton Global Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Templeton Global Trust is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company, consisting of one fund, the Franklin Templeton Hard Currency Fund (the Fund).

1. INCOME TAXES

At July 31, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ...........................................   $ 366,275,953
                                                                  =============

Unrealized appreciation .......................................   $   4,395,974
Unrealized depreciation .......................................        (737,323)
                                                                  -------------
Net unrealized appreciation (depreciation) ....................   $   3,658,651
                                                                  =============

2. FORWARD EXCHANGE CONTRACTS

At July 31, 2006, the Fund had the following forward exchange contracts outstanding:

----------------------------------------------------------------------------------------------
                                                          CONTRACT     SETTLEMENT  UNREALIZED
 CONTRACTS TO BUY                                          AMOUNT         DATE     GAIN (LOSS)
----------------------------------------------------------------------------------------------
  11,000,000,000   Indonesian Rupiah ................    $1,047,619      8/16/06   $   157,667
       3,500,000   Canadian Dollar ..................     3,045,597      8/17/06        49,896
       5,000,000   Singapore Dollar .................     3,104,626      8/17/06        64,950
      20,000,000   Swedish Krona ....................     2,627,741      8/17/06       151,336
   2,500,000,000   Indonesian Rupiah ................       211,864      9/01/06        61,151
       1,620,000   Canadian Dollar ..................     1,397,638      9/27/06        37,064
     290,000,000   Japanese Yen .....................     2,523,056      9/27/06        27,700
       3,250,000   Norwegian Krone ..................       493,621      9/27/06        36,461
       2,700,000   Singapore Dollar .................     1,680,672      9/27/06        34,328
       6,250,000   Singapore Dollar .................     3,858,025     10/11/06       114,669
     255,000,000   Japanese Yen .....................     2,208,251     10/16/06        40,701
       7,000,000   Polish Zloty .....................     2,245,821     10/17/06        28,202
       5,300,000   Canadian Dollar ..................     4,686,533     10/26/06        11,786
         850,000   Singapore Dollar .................       531,350     10/31/06         9,487
  31,500,000,000   Indonesian Rupiah ................     3,252,452     11/24/06       137,326
   1,000,000,000   Korean Won .......................     1,031,992     11/24/06        18,485
         840,000   Polish Zloty .....................       265,152     11/24/06         8,096
     132,000,000   Thai Baht ........................     3,331,651     11/24/06       154,413
       2,930,598   Australian Dollar ................     2,200,000     12/04/06        45,599
       9,300,000   Norwegian Krone ..................     1,497,392     12/14/06        26,760
       4,800,000   Polish Zloty .....................     1,500,563     12/14/06        61,907
     235,000,000   Thai Baht ........................     6,052,022     12/22/06       153,336
   2,575,000,000   Korean Won .......................     2,660,449     12/27/06        47,240
       6,900,000   Polish Zloty .....................     2,155,711     12/27/06        91,325
       3,500,000   Singapore Dollar .................     2,202,643     12/27/06        30,810
       2,750,000   Swiss Franc ......................     2,166,378     12/27/06       103,736
     225,000,000   Japanese Yen .....................     1,998,206      1/09/07         9,861

4 | Quarterly Statement of Investments

Franklin Templeton Global Trust

2. FORWARD EXCHANGE CONTRACTS (CONTINUED)

----------------------------------------------------------------------------------------------
                                                          CONTRACT     SETTLEMENT  UNREALIZED
 CONTRACTS TO BUY                                          AMOUNT         DATE     GAIN (LOSS)
----------------------------------------------------------------------------------------------
       1,800,000   Polish Zloty .....................    $  560,957      1/16/07   $    25,622
      27,820,000   Swedish Krona ....................     3,900,292      2/12/07        16,930
  39,520,000,000   Indonesian Rupiah ................     4,146,905      3/01/07        32,305
  27,840,000,000   Indonesian Rupiah ................     2,900,000      3/02/07        43,574
      55,259,500   Thai Baht ........................     1,450,000      3/02/07         8,573
       1,020,000   Australian Dollar ................       752,454      3/15/07        28,945
   7,450,000,000   Indonesian Rupiah ................       751,766      3/15/07        34,256
       2,375,000   Polish Zloty .....................       751,154      3/16/07        23,995
   8,380,000,000   Korean Won .......................     8,813,631      3/20/07        22,453
      13,420,000   Australian Dollar ................     9,848,267      3/21/07       432,347
     179,012,800   Japanese Yen .....................     1,600,000      3/22/07        12,636
      87,857,200   Japanese Yen .....................       785,000      3/29/07         7,165
       7,250,000   Norwegian Krone ..................     1,172,096      3/29/07        22,482
       2,514,355   Polish Zloty .....................       785,000      3/29/07        35,891
     110,900,000   Japanese Yen .....................     1,000,000      4/10/07         1,455
     277,687,500   Japanese Yen .....................     2,500,000      4/16/07         9,504
       1,400,000   Canadian Dollar ..................     1,244,444      4/19/07         3,253
     369,600,000   Japanese Yen .....................     3,300,000      4/19/07        41,406
       6,800,000   Singapore Dollar .................     4,333,694      4/19/07        30,125
     372,801,000   Japanese Yen .....................     3,300,000      4/20/07        70,774
     185,559,000   Japanese Yen .....................     1,650,000      4/26/07        29,061
     135,564,000   Japanese Yen .....................     1,200,000      4/27/07        26,829
       1,991,865   Polish Zloty .....................       644,554      4/27/07         6,212
      95,200,000   Japanese Yen .....................       850,000      4/30/07        11,861
                                                                                   -----------
                  Unrealized gain on forward exchange contracts                    $ 2,691,946
                                                                                   -----------


-----------------------------------------------------------------------------------------------
                                                          CONTRACT    SETTLEMENT    UNREALIZED
 CONTRACTS TO BUY                                          AMOUNT        DATE       GAIN (LOSS)
-----------------------------------------------------------------------------------------------
       3,300,000   Canadian Dollar ..................    $2,945,640      9/26/06   $   (23,196)
       1,901,280   Canadian Dollar ..................     1,700,000      9/28/06       (16,136)
       3,457,960   Swiss Franc ......................     2,900,000     12/04/06       (52,201)
     700,000,000   Japanese Yen .....................     6,263,982     12/14/06       (39,255)
   6,000,000,000   Indonesian Rupiah ................       661,522      1/29/07       (23,774)
   4,650,000,000   Korean Won .......................     4,956,035      1/29/07       (61,474)
     512,800,000   Japanese Yen .....................     4,642,825      2/01/07       (51,797)
     656,169,600   Japanese Yen .....................     6,000,000      2/09/07      (119,474)
         845,000   Australian Dollar ................       650,819      2/12/07        (3,434)
       6,800,000   Canadian Dollar ..................     6,236,244      2/12/07      (187,856)
       3,861,000   Polish Zloty .....................     1,300,000      2/12/07       (40,831)
      48,906,000   Thai Baht ........................     1,300,000      2/12/07        (8,974)
     834,892,500   Japanese Yen .....................     7,800,000      2/13/07      (314,000)
   1,026,815,500   Japanese Yen .....................     9,675,000      2/20/07      (459,994)
       4,000,000   Polish Zloty .....................     1,312,767      2/20/07        (8,013)
       8,350,000   Singapore Dollar .................     5,345,368      2/26/07          (627)
     465,840,000   Korean Won .......................       496,764      3/02/07        (5,878)


                                          Quarterly Statement of Investments | 5

Franklin Templeton Global Trust

2. FORWARD EXCHANGE CONTRACTS (CONTINUED)

-----------------------------------------------------------------------------------------------
                                                          CONTRACT    SETTLEMENT    UNREALIZED
 CONTRACTS TO BUY                                          AMOUNT        DATE       GAIN (LOSS)
-----------------------------------------------------------------------------------------------
       4,402,925   Polish Zloty .....................    $1,450,000     3/02/07    $   (13,468)
      82,500,000   Japanese Yen .....................       746,856     3/15/07         (4,315)
         900,000   Swiss Franc ......................       748,877     3/15/07           (483)
       5,500,000   Swiss Franc ......................     4,594,437     3/16/07        (20,518)
     252,650,000   Korean Won .......................       266,621     3/26/07           (165)
       1,822,389   Canadian Dollar ..................     1,625,000     4/12/07         (1,202)
     178,636,250   Japanese Yen .....................     1,625,000     4/12/07        (11,459)
       5,000,000   Singapore Dollar .................     3,193,256    12/14/07         (4,724)
                                                                                    -----------
                                                                                   $(1,473,248)
                                                                                    -----------


-----------------------------------------------------------------------------------------------
                                                          CONTRACT    SETTLEMENT    UNREALIZED
 CONTRACT TO BUY                                           AMOUNT        DATE       GAIN (LOSS)
-----------------------------------------------------------------------------------------------
      20,000,000   Thai Baht ........................    $  521,648     2/20/07    $    (6,286)
                                                                                   -----------
      Unrealized loss on forward exchange contracts                                 (1,479,534)
                                                                                   -----------
                Net unrealized gain (loss) on forward exchange contracts ......    $ 1,212,412
                                                                                   ===========


For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


6 | Quarterly Statement of Investments


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON GLOBAL TRUST

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    September 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    September 27, 2006


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    September 27, 2006









                                Exhbiit A


I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN TEMPLETON GLOBAL TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

September 27, 2006


/S/JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration













I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN TEMPLETON GLOBAL TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

September 27, 2006


/S/GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer